Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

SAI-COR-QTLY-0420
1.902944.110

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,886,756	$136,891,546
CenturyLink, Inc.	126,023	1,521,098
Verizon Communications, Inc.	2,474,139	133,999,368
		272,412,012
Entertainment - 1.1%
Activision Blizzard, Inc.	1,133,780	65,906,631
DouYu International Holdings Ltd. ADR	344,000	2,672,880
Electronic Arts, Inc. (a)	344,099	34,881,316
Netflix, Inc. (a)	302,049	111,465,142
Spotify Technology SA (a)	9,600	1,316,352
Take-Two Interactive Software, Inc. (a)	52,695	5,663,659
The Walt Disney Co.	589,158	69,314,439
Vivendi SA	1,778,527	45,440,061
		336,660,480
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	151,905	203,438,771
Class C (a)	378,207	506,543,981
Facebook, Inc. Class A (a)	2,090,255	402,311,380
Wise Talent Information Technology Co. Ltd. (a)	446,200	1,099,043
		1,113,393,175
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	337,466	8,726,871
Charter Communications, Inc. Class A (a)	261,662	129,043,849
Comcast Corp. Class A	7,726,904	312,398,729
Discovery Communications, Inc.:
Class A (a)(b)	55,767	1,433,212
Class C (non-vtg.) (a)	500,244	12,556,124
DISH Network Corp. Class A (a)	32,922	1,103,545
Fox Corp. Class B	22,716	691,702
Interpublic Group of Companies, Inc.	44,336	947,017
Liberty Broadband Corp. Class C (a)	308,029	38,777,771
Liberty Global PLC Class C (a)	252,600	4,695,834
Liberty Media Corp. Liberty Formula One Group Series C (a)	352,841	13,781,969
New Media Investment Group, Inc.	10,638	44,680
Omnicom Group, Inc.	97,584	6,760,620
Tegna, Inc.	64,900	929,368
ViacomCBS, Inc. Class B	138,652	3,412,226
		535,303,517
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	413,321	37,265,021

TOTAL COMMUNICATION SERVICES		2,295,034,205

CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.2%
Aptiv PLC	299,141	23,365,904
BorgWarner, Inc.	130,792	4,133,027
Cooper Tire & Rubber Co.	55,800	1,422,342
Gentex Corp.	32,557	869,272
Lear Corp.	42,800	4,759,360
Magna International, Inc. Class A (sub. vtg.)	352,400	16,038,827
The Goodyear Tire & Rubber Co.	186,300	1,804,316
		52,393,048
Automobiles - 0.2%
Ferrari NV	124,000	19,561,000
Ford Motor Co.	553,700	3,853,752
General Motors Co.	882,232	26,908,076
Harley-Davidson, Inc.	121,954	3,715,938
Thor Industries, Inc.	3,410	257,148
		54,295,914
Distributors - 0.0%
Genuine Parts Co.	19,833	1,730,231
LKQ Corp. (a)	103,367	3,057,596
		4,787,827
Diversified Consumer Services - 0.0%
Afya Ltd. (b)	105,134	2,500,087
H&R Block, Inc.	64,676	1,336,853
		3,836,940
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	44,600	1,532,010
Chipotle Mexican Grill, Inc. (a)	298	230,527
Darden Restaurants, Inc.	82,254	8,019,765
Hilton Worldwide Holdings, Inc.	154,016	14,970,355
Hyatt Hotels Corp. Class A	4,191	321,031
Las Vegas Sands Corp.	20,821	1,214,073
Marriott International, Inc. Class A	152,100	18,860,400
McDonald's Corp.	702,460	136,396,658
MGM Mirage, Inc. (b)	313,000	7,687,280
Norwegian Cruise Line Holdings Ltd. (a)	48,194	1,795,708
Restaurant Brands International, Inc.	150,446	8,867,039
Royal Caribbean Cruises Ltd.	272,559	21,916,469
Starbucks Corp.	662,214	51,937,444
Wyndham Destinations, Inc.	94,101	3,754,630
Wynn Resorts Ltd.	95,400	10,301,292
Yum! Brands, Inc.	835,049	74,528,123
		362,332,804
Household Durables - 0.3%
D.R. Horton, Inc.	231,057	12,308,406
Lennar Corp. Class A	825,584	49,815,739
Mohawk Industries, Inc. (a)	40,700	4,930,805
Newell Brands, Inc.	63,159	974,543
NVR, Inc. (a)	2,500	9,167,950
PulteGroup, Inc.	363,064	14,595,173
Toll Brothers, Inc.	19,144	708,902
Whirlpool Corp.	70,102	8,963,242
		101,464,760
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	60,456	12,574,848
Amazon.com, Inc. (a)	335,606	632,197,803
eBay, Inc.	316,939	10,978,767
GrubHub, Inc. (a)	27,000	1,298,970
The Booking Holdings, Inc. (a)	66,704	113,107,305
		770,157,693
Leisure Products - 0.0%
Brunswick Corp.	62,300	3,314,360
Polaris, Inc.	8,400	693,252
		4,007,612
Multiline Retail - 0.3%
Big Lots, Inc. (b)	13,500	213,435
Dillard's, Inc. Class A (b)	19,700	1,108,913
Dollar General Corp.	131,869	19,819,911
Dollar Tree, Inc. (a)	256,897	21,330,158
Kohl's Corp.	88,900	3,480,435
Macy's, Inc.	103,200	1,365,336
Nordstrom, Inc. (b)	21,200	735,640
Target Corp.	392,402	40,417,406
		88,471,234
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	15,615	2,076,483
American Eagle Outfitters, Inc.	110,600	1,424,528
AutoZone, Inc. (a)	20,804	21,480,338
Best Buy Co., Inc.	362,164	27,397,707
Burlington Stores, Inc. (a)	87,100	18,836,246
CarMax, Inc. (a)	22,273	1,944,656
Gap, Inc.	101,600	1,455,928
Lowe's Companies, Inc.	450,937	48,056,356
O'Reilly Automotive, Inc. (a)	196,061	72,291,612
Office Depot, Inc.	40,900	96,115
Penske Automotive Group, Inc.	60,300	2,775,006
Ross Stores, Inc.	342,743	37,283,584
Sleep Number Corp. (a)	28,250	1,244,413
The Home Depot, Inc.	903,229	196,759,405
TJX Companies, Inc.	860,610	51,464,478
Ulta Beauty, Inc. (a)	213,424	54,869,176
Williams-Sonoma, Inc.	10,600	661,334
		540,117,365
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	52,800	4,292,640
Hanesbrands, Inc.	34,320	454,397
NIKE, Inc. Class B	615,649	55,026,708
Ralph Lauren Corp.	6,231	657,433
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,300	605,364
Tapestry, Inc.	251,500	5,897,675
VF Corp.	150,300	10,821,600
		77,755,817

TOTAL CONSUMER DISCRETIONARY		2,059,621,014

CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	136,834	7,906,410
Constellation Brands, Inc. Class A (sub. vtg.)	278,493	48,006,623
Diageo PLC sponsored ADR	6,400	908,224
Keurig Dr. Pepper, Inc.	546,687	15,241,634
Molson Coors Beverage Co. Class B	90,078	4,468,770
Monster Beverage Corp. (a)	721,931	45,055,714
PepsiCo, Inc.	464,653	61,348,136
The Coca-Cola Co.	3,023,907	161,748,785
		344,684,296
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	139,021	39,084,364
Kroger Co.	252,700	7,108,451
Sysco Corp.	33,015	2,200,450
U.S. Foods Holding Corp. (a)	10,837	364,557
Walgreens Boots Alliance, Inc.	332,000	15,192,320
Walmart, Inc.	1,006,738	108,405,548
		172,355,690
Food Products - 0.6%
Archer Daniels Midland Co.	146,362	5,510,529
Campbell Soup Co.	41,173	1,857,726
Conagra Brands, Inc.	1,660,646	44,322,642
General Mills, Inc.	46,546	2,280,754
Ingredion, Inc.	44,200	3,681,860
Kellogg Co.	61,751	3,734,083
Mondelez International, Inc.	980,693	51,780,590
Nestle SA sponsored ADR	104,100	10,712,931
Pilgrim's Pride Corp. (a)	90,800	1,921,328
Post Holdings, Inc. (a)	82,900	8,394,454
The Hershey Co.	18,645	2,684,694
The J.M. Smucker Co.	63,549	6,544,912
Tyson Foods, Inc. Class A	503,907	34,180,012
		177,606,515
Household Products - 1.2%
Church & Dwight Co., Inc.	193,624	13,460,740
Clorox Co.	16,052	2,559,010
Colgate-Palmolive Co.	97,445	6,584,359
Kimberly-Clark Corp.	212,256	27,845,865
Procter & Gamble Co. (c)	2,605,919	295,068,208
		345,518,182
Personal Products - 0.1%
Coty, Inc. Class A	20,851	192,455
Estee Lauder Companies, Inc. Class A	144,485	26,527,446
Herbalife Nutrition Ltd. (a)	113,500	3,672,860
Unilever NV	44,300	2,338,920
		32,731,681
Tobacco - 0.9%
Altria Group, Inc.	3,074,445	124,115,345
British American Tobacco PLC sponsored ADR	286,900	11,418,620
Philip Morris International, Inc.	1,653,141	135,342,654
		270,876,619

TOTAL CONSUMER STAPLES		1,343,772,983

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	96,600	1,554,294
CGG SA (a)	139,600	388,130
Halliburton Co.	1,035,600	17,563,776
Helmerich & Payne, Inc.	30,148	1,112,160
Oceaneering International, Inc. (a)	96,067	1,012,546
RigNet, Inc. (a)	48,600	171,072
SBM Offshore NV	41,700	660,084
Schlumberger Ltd.	486,494	13,179,122
Subsea 7 SA	171,000	1,553,814
TechnipFMC PLC	40,600	602,504
TGS Nopec Geophysical Co. ASA	10,400	242,673
		38,040,175
Oil, Gas & Consumable Fuels - 2.6%
Africa Oil Corp. (a)(b)	323,400	298,764
Apache Corp.	576,600	14,368,872
BP PLC sponsored ADR	527,300	16,499,217
Cabot Oil & Gas Corp.	126,900	1,767,717
Cairn Energy PLC (a)	228,200	414,865
Canadian Natural Resources Ltd.	75,800	1,951,119
Cenovus Energy, Inc. (Canada)	2,167,200	15,936,125
Cheniere Energy, Inc. (a)	40,100	2,056,729
Chevron Corp.	1,815,164	169,427,408
Concho Resources, Inc.	205,300	13,964,506
ConocoPhillips Co.	905,499	43,844,262
Diamondback Energy, Inc.	294,283	18,245,546
Enbridge, Inc.	31,004	1,160,480
EOG Resources, Inc.	766,446	48,485,374
Equinor ASA sponsored ADR	1,177,500	18,310,125
Exxon Mobil Corp.	2,045,174	105,203,751
Galp Energia SGPS SA Class B	130,200	1,796,004
Gibson Energy, Inc.	25,600	488,636
Hess Corp.	501,500	28,174,270
HollyFrontier Corp.	112,752	3,797,487
Kinder Morgan, Inc.	289,700	5,553,549
Lundin Petroleum AB	27,400	782,224
Magellan Midstream Partners LP	293,251	15,996,842
Marathon Oil Corp.	25,006	207,050
Marathon Petroleum Corp.	359,024	17,024,918
MEG Energy Corp. (a)	512,500	2,359,657
Murphy Oil Corp.	100,200	1,888,770
Noble Energy, Inc.	42,909	679,249
Occidental Petroleum Corp.	926,700	30,340,158
Parsley Energy, Inc. Class A	523,521	7,015,181
PBF Energy, Inc. Class A	124,900	2,796,511
Phillips 66 Co.	242,781	18,174,586
Pioneer Natural Resources Co.	253,547	31,130,501
Shell Midstream Partners LP (b)	52,700	901,697
Suncor Energy, Inc.	965,096	26,636,650
Targa Resources Corp.	180,000	5,832,000
TC Energy Corp.	205,950	10,734,410
The Williams Companies, Inc.	66,918	1,274,788
Total SA sponsored ADR	845,515	36,475,517
Valero Energy Corp.	529,895	35,105,544
		757,101,059

TOTAL ENERGY		795,141,234

FINANCIALS - 9.9%
Banks - 4.8%
Bank of America Corp.	9,375,110	267,190,635
BB&T Corp.	240,399	11,092,010
CIT Group, Inc.	74,500	2,958,395
Citigroup, Inc.	4,381,726	278,064,332
Citizens Financial Group, Inc.	265,698	8,419,970
Commerce Bancshares, Inc.	15,329	935,682
Cullen/Frost Bankers, Inc.	7,314	573,344
Danske Bank A/S	519,645	8,056,041
EFG Eurobank Ergasias SA (a)	2,540,200	1,618,580
Fifth Third Bancorp	1,779,840	43,428,096
First Horizon National Corp.	133,300	1,776,889
First Republic Bank	132,755	13,351,170
Huntington Bancshares, Inc.	534,511	6,558,450
JPMorgan Chase & Co.	2,997,868	348,082,453
KeyCorp	2,059,360	33,670,536
M&T Bank Corp.	59,830	8,398,935
PNC Financial Services Group, Inc.	1,180,860	149,260,704
Popular, Inc.	13,234	634,967
Regions Financial Corp.	934,020	12,627,950
Signature Bank	39,758	4,973,726
Societe Generale Series A	84,800	2,402,947
SVB Financial Group (a)	111,338	23,176,118
Synovus Financial Corp.	52,800	1,532,256
U.S. Bancorp	663,496	30,812,754
Wells Fargo & Co.	4,570,501	186,704,966
Western Alliance Bancorp.	14,000	644,560
Zions Bancorp NA	23,269	929,597
		1,447,876,063
Capital Markets - 1.7%
Ameriprise Financial, Inc.	255,218	36,062,303
Apollo Global Management LLC Class A	30,300	1,262,298
Bank of New York Mellon Corp.	263,432	10,510,937
BlackRock, Inc. Class A	36,048	16,690,584
Cboe Global Markets, Inc.	128,978	14,703,492
Charles Schwab Corp.	837,621	34,133,056
CME Group, Inc.	139,600	27,755,272
E*TRADE Financial Corp.	514,967	23,575,189
Eaton Vance Corp. (non-vtg.)	15,200	627,152
Franklin Resources, Inc.	72,394	1,575,293
Goldman Sachs Group, Inc.	419,630	84,249,115
Intercontinental Exchange, Inc.	558,274	49,809,206
Invesco Ltd.	135,200	1,946,880
KKR & Co. LP	249,700	7,141,420
Legg Mason, Inc.	76,000	3,786,320
LPL Financial	11,073	880,082
MarketAxess Holdings, Inc.	12,353	4,006,448
Moody's Corp.	8,299	1,992,009
Morgan Stanley	1,899,001	85,512,015
MSCI, Inc.	8,866	2,619,371
Northern Trust Corp.	28,868	2,533,456
Raymond James Financial, Inc.	163,187	13,647,329
S&P Global, Inc.	83,087	22,093,664
SEI Investments Co.	16,675	912,289
State Street Corp.	534,747	36,421,618
T. Rowe Price Group, Inc.	99,789	11,776,100
TD Ameritrade Holding Corp.	487,600	20,591,348
Tradeweb Markets, Inc. Class A	97,200	4,686,984
Virtu Financial, Inc. Class A	219,670	4,131,993
		525,633,223
Consumer Finance - 0.6%
360 Finance, Inc. ADR (a)(b)	154,100	1,288,276
Ally Financial, Inc.	709,148	17,778,340
American Express Co.	184,723	20,306,599
Capital One Financial Corp.	1,024,385	90,412,220
Credit Acceptance Corp. (a)(b)	2,562	1,032,998
Discover Financial Services	161,995	10,623,632
Navient Corp.	115,400	1,295,942
OneMain Holdings, Inc.	368,700	13,549,725
Qudian, Inc. ADR (a)(b)	79,674	208,746
Shriram Transport Finance Co. Ltd.	101,500	1,673,920
SLM Corp.	398,492	4,132,362
Synchrony Financial	226,698	6,596,912
		168,899,672
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	2,174,795	46,540,613
Berkshire Hathaway, Inc.:
Class A (a)	1	309,096
Class B (a)	1,664,550	343,463,247
Jefferies Financial Group, Inc.	41,079	809,667
Voya Financial, Inc.	291,906	15,365,932
		406,488,555
Insurance - 1.4%
AFLAC, Inc.	331,094	14,187,378
Alleghany Corp.	1,962	1,318,955
Allstate Corp.	163,689	17,228,267
American Financial Group, Inc.	45,159	4,173,595
American International Group, Inc.	1,631,635	68,789,732
Aon PLC	15,010	3,122,080
Arch Capital Group Ltd. (a)	55,300	2,235,779
Arthur J. Gallagher & Co.	19,705	1,921,040
Assurant, Inc.	8,200	988,838
Athene Holding Ltd. (a)	19,653	810,686
Chubb Ltd.	393,847	57,119,630
Cincinnati Financial Corp.	18,898	1,762,050
Everest Re Group Ltd.	19,170	4,751,860
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,900	2,110,806
FNF Group	195,384	7,573,084
Globe Life, Inc.	32,298	2,992,733
Hanover Insurance Group, Inc.	4,700	557,138
Hartford Financial Services Group, Inc.	303,064	15,138,047
Lincoln National Corp.	159,097	7,221,413
Loews Corp.	40,630	1,853,947
Markel Corp. (a)	1,910	2,256,856
Marsh & McLennan Companies, Inc.	307,654	32,168,302
MetLife, Inc.	935,439	39,961,954
Old Republic International Corp.	29,500	581,740
Principal Financial Group, Inc.	37,879	1,681,449
Progressive Corp.	763,585	55,863,879
Prudential Financial, Inc.	130,860	9,873,387
Reinsurance Group of America, Inc.	27,280	3,328,978
The Travelers Companies, Inc.	190,458	22,818,773
Unum Group	96,100	2,240,091
W.R. Berkley Corp.	21,019	1,411,216
Willis Group Holdings PLC	193,871	36,690,087
		424,733,770
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	3,788,536
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	63,763	689,278
Radian Group, Inc.	133,900	2,844,036
		3,533,314

TOTAL FINANCIALS		2,980,953,133

HEALTH CARE - 10.3%
Biotechnology - 1.8%
AbbVie, Inc.	1,825,696	156,480,404
Acceleron Pharma, Inc. (a)	40,000	3,437,200
Alexion Pharmaceuticals, Inc. (a)	431,023	40,529,093
Alnylam Pharmaceuticals, Inc. (a)	27,000	3,176,820
Amgen, Inc.	435,565	86,995,397
Arcutis Biotherapeutics, Inc. (a)	50,000	1,328,750
Argenx SE ADR (a)	28,000	3,958,640
Ascendis Pharma A/S sponsored ADR (a)	38,000	4,954,440
BeiGene Ltd. ADR (a)	10,000	1,583,500
BELLUS Health, Inc. (a)	140,000	1,227,800
Biogen, Inc. (a)	144,899	44,685,403
BioMarin Pharmaceutical, Inc. (a)	80,536	7,278,038
bluebird bio, Inc. (a)	4,269	308,777
Blueprint Medicines Corp. (a)	22,000	1,190,860
FibroGen, Inc. (a)	50,000	2,090,000
Gilead Sciences, Inc.	457,277	31,716,733
Incyte Corp. (a)	71,024	5,355,920
Innovent Biolgics, Inc. (a)(d)	340,000	1,552,790
Intercept Pharmaceuticals, Inc. (a)	86,100	7,916,034
Neurocrine Biosciences, Inc. (a)	17,500	1,657,250
Passage Bio, Inc. (a)	25,300	455,400
Principia Biopharma, Inc. (a)	45,000	2,905,200
Regeneron Pharmaceuticals, Inc. (a)	11,000	4,890,270
Revolution Medicines, Inc.	34,000	1,063,180
Sarepta Therapeutics, Inc. (a)	42,000	4,807,740
Turning Point Therapeutics, Inc.	28,000	1,387,960
Twist Bioscience Corp. (a)	34,000	1,041,080
Vertex Pharmaceuticals, Inc. (a)	535,421	119,950,367
Xencor, Inc. (a)	50,000	1,624,500
Zymeworks, Inc. (a)	55,000	2,251,150
		547,800,696
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	832,903	64,158,518
Alcon, Inc. (Switzerland) (a)	105,393	6,444,931
Align Technology, Inc. (a)	10,759	2,349,228
Atricure, Inc. (a)	44,000	1,690,480
Baxter International, Inc.	278,262	23,226,529
Becton, Dickinson & Co.	407,224	96,846,012
Boston Scientific Corp. (a)	3,335,266	124,705,596
Danaher Corp.	34,000	4,915,720
Edwards Lifesciences Corp. (a)	22,614	4,632,252
Genmark Diagnostics, Inc. (a)	280,000	977,200
Hologic, Inc. (a)	369,879	17,428,698
IDEXX Laboratories, Inc. (a)	10,209	2,598,293
Insulet Corp. (a)	40,000	7,598,800
Intuitive Surgical, Inc. (a)	131,700	70,322,532
Masimo Corp. (a)	26,500	4,328,245
Medtronic PLC	118,795	11,959,093
Nanosonics Ltd. (a)	300,000	1,309,415
Penumbra, Inc. (a)	36,000	5,970,960
Stryker Corp.	217,923	41,533,945
Teleflex, Inc.	5,455	1,827,534
The Cooper Companies, Inc.	16,939	5,497,891
Zimmer Biomet Holdings, Inc.	737,156	100,363,789
		600,685,661
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	70,000	1,513,400
AmerisourceBergen Corp.	28,110	2,370,235
Anthem, Inc.	207,827	53,430,243
Cardinal Health, Inc.	92,951	4,844,606
Centene Corp. (a)	1,049,674	55,653,715
Cigna Corp.	1,034,598	189,269,358
CVS Health Corp.	638,205	37,768,972
DaVita HealthCare Partners, Inc. (a)	19,000	1,474,780
HCA Holdings, Inc.	363,074	46,114,029
HealthEquity, Inc. (a)	36,000	2,555,640
Henry Schein, Inc. (a)	72,285	4,405,048
Humana, Inc.	184,675	59,036,904
Laboratory Corp. of America Holdings (a)	60,056	10,551,239
McKesson Corp.	259,521	36,296,607
Molina Healthcare, Inc. (a)	29,800	3,651,990
Quest Diagnostics, Inc.	42,614	4,519,641
UnitedHealth Group, Inc.	892,412	227,529,364
Universal Health Services, Inc. Class B	48,961	6,058,434
		747,044,205
Health Care Technology - 0.0%
Cerner Corp.	52,314	3,623,791
Veeva Systems, Inc. Class A (a)	14,455	2,052,176
		5,675,967
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)(b)	14,000	1,115,800
Agilent Technologies, Inc.	300,400	23,151,828
Bio-Rad Laboratories, Inc. Class A (a)	3,200	1,126,464
Bruker Corp.	88,000	3,833,280
Illumina, Inc. (a)	6,276	1,667,345
Lonza Group AG	8,000	3,192,302
Mettler-Toledo International, Inc. (a)	2,680	1,880,556
PPD, Inc.	126,833	3,536,104
Thermo Fisher Scientific, Inc.	315,909	91,866,337
		131,370,016
Pharmaceuticals - 3.5%
AstraZeneca PLC:
(United Kingdom)	190,000	16,675,338
sponsored ADR	570,752	24,998,938
Bayer AG	338,190	24,595,223
Bristol-Myers Squibb Co.	1,654,945	97,741,052
Dechra Pharmaceuticals PLC	50,000	1,716,871
Elanco Animal Health, Inc. (a)	1,617,070	44,307,718
Eli Lilly & Co.	636,591	80,293,223
GlaxoSmithKline PLC sponsored ADR	632,512	25,635,711
Jazz Pharmaceuticals PLC (a)	28,690	3,287,300
Johnson & Johnson	2,136,775	287,353,502
Mallinckrodt PLC (a)	101,900	436,132
Merck & Co., Inc.	3,491,306	267,294,387
MyoKardia, Inc. (a)	30,000	1,901,700
Nektar Therapeutics (a)	76,000	1,581,560
Novartis AG sponsored ADR	85,400	7,170,184
Perrigo Co. PLC	18,600	942,834
Pfizer, Inc.	2,287,149	76,436,520
Recordati SpA	40,000	1,710,703
Roche Holding AG:
(participation certificate)	74,000	23,793,498
sponsored ADR	170,900	6,817,201
Sanofi SA	98,000	9,140,050
Sanofi SA sponsored ADR	90,900	4,204,125
Theravance Biopharma, Inc. (a)	80,000	1,948,000
Zoetis, Inc. Class A	334,258	44,533,193
		1,054,514,963

TOTAL HEALTH CARE		3,087,091,508

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.8%
Arconic, Inc.	75,657	2,220,533
General Dynamics Corp.	309,188	49,374,232
Harris Corp.	112,030	22,151,692
Huntington Ingalls Industries, Inc.	26,785	5,505,121
Lockheed Martin Corp.	235,847	87,232,730
Moog, Inc. Class A	27,100	2,089,952
Northrop Grumman Corp.	384,210	126,343,616
Raytheon Co.	69,671	13,137,164
Spirit AeroSystems Holdings, Inc. Class A	57,800	3,054,152
Textron, Inc.	491,500	19,954,900
The Boeing Co.	406,744	111,899,342
United Technologies Corp.	874,377	114,184,892
		557,148,326
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	158,693	10,933,948
Expeditors International of Washington, Inc.	14,192	999,401
FedEx Corp.	82,900	11,702,993
United Parcel Service, Inc. Class B (c)	924,453	83,653,752
		107,290,094
Airlines - 0.3%
Alaska Air Group, Inc.	144,142	7,273,405
American Airlines Group, Inc.	66,000	1,257,300
Delta Air Lines, Inc.	937,665	43,254,486
JetBlue Airways Corp. (a)	188,698	2,977,654
Southwest Airlines Co.	71,872	3,319,768
United Airlines Holdings, Inc. (a)	328,482	20,231,206
		78,313,819
Building Products - 0.1%
A.O. Smith Corp.	13,800	545,790
Allegion PLC	15,640	1,798,444
Fortune Brands Home & Security, Inc.	224,035	13,834,161
Johnson Controls International PLC	110,482	4,040,327
Masco Corp.	75,039	3,100,611
Owens Corning	14,900	841,701
		24,161,034
Commercial Services & Supplies - 0.1%
Cintas Corp.	31,779	8,476,730
Copart, Inc. (a)	38,275	3,233,472
Deluxe Corp.	49,200	1,638,360
Herman Miller, Inc.	68,300	2,338,592
Waste Connection, Inc. (United States)	229,342	22,129,210
		37,816,364
Construction & Engineering - 0.2%
AECOM (a)	20,159	905,945
Jacobs Engineering Group, Inc.	691,551	63,857,819
Quanta Services, Inc.	19,476	742,620
		65,506,384
Electrical Equipment - 0.4%
AMETEK, Inc.	299,600	25,765,600
Eaton Corp. PLC	397,289	36,042,058
Emerson Electric Co.	413,600	26,515,896
Hubbell, Inc. Class B	7,471	995,436
Rockwell Automation, Inc.	34,400	6,312,400
Sensata Technologies, Inc. PLC (a)	21,647	883,198
Sunrun, Inc. (a)	86,000	1,663,240
Vertiv Holdings LLC (e)	450,000	5,305,500
Vivint Solar, Inc. (a)(b)	1,060,690	11,922,156
		115,405,484
Industrial Conglomerates - 1.5%
3M Co.	40,142	5,990,792
Carlisle Companies, Inc.	7,200	1,046,088
General Electric Co.	15,275,674	166,199,333
Honeywell International, Inc.	1,453,835	235,768,422
Roper Technologies, Inc.	93,498	32,883,247
		441,887,882
Machinery - 1.0%
AGCO Corp.	56,071	3,388,371
Allison Transmission Holdings, Inc.	104,149	4,228,449
Caterpillar, Inc.	153,717	19,097,800
Crane Co.	4,858	330,101
Cummins, Inc.	230,579	34,884,297
Deere & Co.	170,159	26,626,480
Dover Corp.	19,249	1,977,642
Flowserve Corp.	543,800	21,855,322
Fortive Corp.	660,737	45,696,571
Ingersoll-Rand PLC	447,956	57,804,242
ITT, Inc.	11,200	673,680
Lincoln Electric Holdings, Inc.	7,300	597,797
Meritor, Inc. (a)	117,300	2,661,537
Oshkosh Corp.	65,472	4,723,805
PACCAR, Inc.	448,745	30,021,041
Parker Hannifin Corp.	23,861	4,408,797
Pentair PLC	21,536	848,303
Snap-On, Inc.	60,810	8,802,248
Stanley Black & Decker, Inc.	182,739	26,259,594
Timken Co.	62,900	2,820,436
Trinity Industries, Inc.	89,300	1,817,255
Westinghouse Air Brake Co.	185,156	12,720,217
		312,243,985
Professional Services - 0.2%
CoStar Group, Inc. (a)	11,000	7,343,490
Equifax, Inc.	131,865	18,730,105
IHS Markit Ltd.	51,876	3,695,646
Manpower, Inc.	43,800	3,326,172
RELX PLC (London Stock Exchange)	397,817	9,625,117
Robert Half International, Inc.	14,761	744,102
TransUnion Holding Co., Inc.	48,724	4,332,538
Verisk Analytics, Inc.	9,264	1,436,939
		49,234,109
Road & Rail - 0.8%
AMERCO	2,669	860,779
CSX Corp.	517,613	36,465,836
J.B. Hunt Transport Services, Inc.	193,500	18,661,140
Kansas City Southern	3,396	511,709
Knight-Swift Transportation Holdings, Inc. Class A	23,352	745,863
Lyft, Inc.	415,171	15,826,319
Norfolk Southern Corp.	476,220	86,838,717
Ryder System, Inc.	1,300	49,452
Uber Technologies, Inc.	558,100	18,902,847
Union Pacific Corp.	362,127	57,871,516
		236,734,178
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	52,892	1,684,610
Fastenal Co.	269,418	9,219,484
HD Supply Holdings, Inc. (a)	20,200	768,004
United Rentals, Inc. (a)	31,324	4,149,804
W.W. Grainger, Inc.	14,916	4,139,787
		19,961,689

TOTAL INDUSTRIALS		2,045,703,348

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.6%
Cisco Systems, Inc.	2,861,589	114,263,249
CommScope Holding Co., Inc. (a)	124,400	1,369,644
Ericsson (B Shares) sponsored ADR	190,500	1,531,620
Juniper Networks, Inc.	127,564	2,706,908
Motorola Solutions, Inc.	279,011	46,226,542
		166,097,963
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	278,300	25,514,544
Arrow Electronics, Inc. (a)	41,090	2,755,495
CDW Corp.	83,181	9,500,934
Corning, Inc.	84,400	2,013,784
Flextronics International Ltd. (a)	788,800	8,763,568
FLIR Systems, Inc.	84,256	3,578,352
II-VI, Inc. (a)	160,200	4,756,338
Jabil, Inc.	181,300	5,810,665
Keysight Technologies, Inc. (a)	110,785	10,497,987
Vishay Intertechnology, Inc.	110,800	2,071,960
		75,263,627
IT Services - 3.1%
Accenture PLC Class A	223,035	40,277,891
Akamai Technologies, Inc. (a)	30,232	2,615,370
Amdocs Ltd.	175,095	11,162,306
Automatic Data Processing, Inc.	202,913	31,398,758
Booz Allen Hamilton Holding Corp. Class A	25,935	1,849,166
Cognizant Technology Solutions Corp. Class A	383,700	23,378,841
DXC Technology Co.	94,732	2,283,989
Euronet Worldwide, Inc. (a)	11,695	1,450,648
Fastly, Inc. Class A (b)	81,559	1,614,868
Fidelity National Information Services, Inc.	518,809	72,487,993
Fiserv, Inc. (a)	349,742	38,247,785
FleetCor Technologies, Inc. (a)	182,604	48,534,317
Genpact Ltd.	107,500	4,134,450
Global Payments, Inc.	236,854	43,574,030
GoDaddy, Inc. (a)	69,200	4,842,616
GreenSky, Inc. Class A (a)(b)	246,700	1,968,666
IBM Corp.	248,086	32,288,393
MasterCard, Inc. Class A	668,472	194,023,998
MongoDB, Inc. Class A (a)	16,900	2,577,250
PayPal Holdings, Inc. (a)	859,784	92,848,074
The Western Union Co.	162,684	3,642,495
Twilio, Inc. Class A (a)	94,800	10,678,272
VeriSign, Inc. (a)	58,650	11,128,838
Visa, Inc. Class A	1,338,768	243,334,472
WEX, Inc. (a)	51,785	9,696,223
		930,039,709
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	1,064,305	48,404,591
Analog Devices, Inc.	188,558	20,562,250
Applied Materials, Inc.	1,618,703	94,079,018
ASML Holding NV	96,725	26,764,775
Broadcom, Inc.	259,692	70,797,233
Cirrus Logic, Inc. (a)	28,100	1,928,784
Intel Corp.	1,653,053	91,777,503
KLA-Tencor Corp.	19,699	3,027,933
Lam Research Corp.	143,643	42,149,165
Marvell Technology Group Ltd.	512,715	10,920,830
Maxim Integrated Products, Inc.	7,970	443,291
Microchip Technology, Inc. (b)	10,617	963,068
Micron Technology, Inc. (a)	1,542,020	81,048,571
NVIDIA Corp.	518,873	140,132,031
NXP Semiconductors NV	470,510	53,492,282
ON Semiconductor Corp. (a)	388,534	7,250,044
Qorvo, Inc. (a)	29,478	2,964,897
Qualcomm, Inc.	1,866,042	146,111,089
Sanken Electric Co. Ltd.	33,593	796,378
Skyworks Solutions, Inc.	54,400	5,449,792
STMicroelectronics NV:
(France)	84,600	2,334,940
(NY Shares) unit (b)	70,200	1,923,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	537,520	28,940,077
Teradyne, Inc.	58,230	3,421,595
Texas Instruments, Inc.	812,988	92,794,450
Xilinx, Inc.	215,700	18,008,793
		996,486,860
Software - 5.6%
Adobe, Inc. (a)	232,215	80,142,041
Autodesk, Inc. (a)	197,256	37,652,225
Avaya Holdings Corp. (a)	23,600	305,856
CDK Global, Inc.	15,542	715,243
Citrix Systems, Inc.	5,700	589,323
Cloudflare, Inc. (a)(b)	64,200	1,367,460
Elastic NV (a)	84,600	6,248,556
Envestnet, Inc. (a)	100	7,548
Fortinet, Inc. (a)	28,588	2,917,691
HubSpot, Inc. (a)	11,800	2,117,510
Intuit, Inc.	188,766	50,183,441
LivePerson, Inc. (a)	203,044	5,372,544
Microsoft Corp.	7,028,474	1,138,683,073
Nortonlifelock, Inc.	1,470,957	27,992,312
Nutanix, Inc. Class A (a)	14,300	340,912
Oracle Corp.	971,839	48,067,157
Parametric Technology Corp. (a)	6,700	506,185
RingCentral, Inc. (a)	3,800	895,850
Salesforce.com, Inc. (a)	1,038,334	176,932,114
SAP SE sponsored ADR (b)	137,200	16,953,804
ServiceNow, Inc. (a)	6,220	2,028,280
SS&C Technologies Holdings, Inc.	67,494	3,745,917
Synopsys, Inc. (a)	172,774	23,830,718
The Trade Desk, Inc. (a)	8,855	2,543,599
VMware, Inc. Class A (a)	100,219	12,078,394
Workday, Inc. Class A (a)	115,100	19,941,075
Workiva, Inc. (a)	11,100	474,414
Yext, Inc. (a)(b)	118,400	1,794,944
Zendesk, Inc. (a)	19,300	1,530,683
Zuora, Inc. (a)	8,200	108,568
		1,666,067,437
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	3,023,600	826,531,296
Hewlett Packard Enterprise Co.	409,491	5,237,390
HP, Inc.	384,500	7,993,755
NCR Corp. (a)	76,100	1,917,720
Seagate Technology LLC	89,700	4,301,115
Western Digital Corp.	99,700	5,539,332
Xerox Holdings Corp.	225,208	7,251,698
		858,772,306

TOTAL INFORMATION TECHNOLOGY		4,692,727,902

MATERIALS - 1.3%
Chemicals - 0.8%
Albemarle Corp. U.S. (b)	94,700	7,751,195
Amyris, Inc. (a)(b)	1,018,200	3,242,967
Celanese Corp. Class A	159,109	14,914,878
CF Industries Holdings, Inc.	229,031	8,442,083
Dow, Inc.	94,007	3,798,823
DuPont de Nemours, Inc.	626,850	26,891,865
Eastman Chemical Co.	357,179	21,970,080
Ecolab, Inc.	35,147	6,342,276
FMC Corp.	17,663	1,644,425
Huntsman Corp.	209,100	3,960,354
International Flavors & Fragrances, Inc. (b)	12,800	1,533,184
Linde PLC	384,718	73,484,985
Livent Corp. (a)	401,500	3,585,395
LyondellBasell Industries NV Class A	154,991	11,075,657
PPG Industries, Inc.	262,362	27,403,711
RPM International, Inc.	105,100	6,737,961
Sherwin-Williams Co.	7,382	3,814,649
The Chemours Co. LLC	73,300	1,089,238
Trinseo SA	47,700	1,043,676
Westlake Chemical Corp.	217,400	12,146,138
		240,873,540
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,619	4,691,441
Summit Materials, Inc. (a)	503,200	9,832,528
Vulcan Materials Co.	13,984	1,681,716
		16,205,685
Containers & Packaging - 0.3%
Avery Dennison Corp.	92,479	10,587,921
Berry Global Group, Inc. (a)	835,339	31,709,468
Crown Holdings, Inc. (a)	420,933	29,675,777
International Paper Co.	263,889	9,753,337
O-I Glass, Inc.	154,700	1,670,760
Packaging Corp. of America	60,324	5,466,561
Sealed Air Corp.	114,793	3,479,376
Sonoco Products Co.	10,784	519,897
WestRock Co.	49,500	1,645,875
		94,508,972
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	136,400	5,907,484
First Quantum Minerals Ltd.	698,400	5,161,578
Freeport-McMoRan, Inc.	185,500	1,847,580
Lundin Mining Corp.	1,136,300	5,798,961
Newmont Corp.	318,300	14,205,729
Nucor Corp.	52,000	2,150,200
Reliance Steel & Aluminum Co.	9,055	926,236
Steel Dynamics, Inc.	29,400	782,922
		36,780,690
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	1,801,002
Schweitzer-Mauduit International, Inc.	75,400	2,542,488
		4,343,490

TOTAL MATERIALS		392,712,377

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	34,300	5,209,484
American Homes 4 Rent Class A	61,600	1,594,824
American Tower Corp.	93,380	21,178,584
Apartment Investment & Management Co. Class A	14,957	715,543
AvalonBay Communities, Inc.	75,300	15,104,427
Boston Properties, Inc.	6,156	793,755
Corporate Office Properties Trust (SBI)	67,500	1,710,450
CubeSmart	84,900	2,569,923
Digital Realty Trust, Inc. (b)	74,300	8,924,173
Equinix, Inc. (c)	33,495	19,185,936
Equity Lifestyle Properties, Inc.	24,800	1,694,584
Equity Residential (SBI)	204,299	15,342,855
Extra Space Storage, Inc.	18,537	1,860,373
Front Yard Residential Corp. Class B	262,100	3,323,428
Hospitality Properties Trust (SBI)	122,200	2,209,376
Host Hotels & Resorts, Inc.	526,403	7,622,315
JBG SMITH Properties	65,850	2,415,378
Kimco Realty Corp.	99,746	1,730,593
Lexington Corporate Properties Trust	31,200	323,544
Medical Properties Trust, Inc.	93,238	1,970,119
Omega Healthcare Investors, Inc.	159,685	6,323,526
Outfront Media, Inc.	137,000	3,608,580
Park Hotels & Resorts, Inc.	86,500	1,579,490
Piedmont Office Realty Trust, Inc. Class A	128,500	2,774,315
Potlatch Corp.	33,595	1,234,280
Prologis, Inc.	1,116,719	94,117,077
Public Storage	83,365	17,433,289
Realty Income Corp.	22,268	1,611,981
Simon Property Group, Inc.	204,410	25,158,783
SITE Centers Corp.	166,350	1,914,689
SL Green Realty Corp.	63,737	4,999,530
Store Capital Corp.	23,500	772,210
Ventas, Inc.	305,306	16,416,304
VEREIT, Inc.	453,100	3,923,846
VICI Properties, Inc.	745,111	18,672,482
Vornado Realty Trust	70,300	3,766,674
Welltower, Inc.	65,400	4,893,228
Weyerhaeuser Co.	376,121	9,771,624
		334,451,572
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	116,846	6,559,734
Cushman & Wakefield PLC (a)	125,100	2,275,569
Howard Hughes Corp. (a)	1,468	158,368
		8,993,671

TOTAL REAL ESTATE		343,445,243

UTILITIES - 2.1%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	230,804	20,601,565
Duke Energy Corp.	249,957	22,921,057
Edison International	405,418	27,240,035
Entergy Corp.	151,062	17,660,658
Evergy, Inc.	244,276	15,963,437
Eversource Energy	154,600	13,366,716
Exelon Corp.	486,490	20,972,584
FirstEnergy Corp.	54,200	2,413,526
NextEra Energy, Inc.	717,164	181,270,373
OGE Energy Corp.	18,391	700,697
Pinnacle West Capital Corp.	23,299	2,085,028
Southern Co.	637,303	38,467,609
Xcel Energy, Inc.	558,447	34,802,417
		398,465,702
Gas Utilities - 0.1%
Atmos Energy Corp.	84,800	8,755,600
UGI Corp.	188,842	6,805,866
		15,561,466
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP (b)	39,300	2,266,431
NRG Energy, Inc.	2,430,360	80,712,256
The AES Corp.	498,655	8,342,498
Vistra Energy Corp.	350,142	6,733,231
		98,054,416
Multi-Utilities - 0.4%
Ameren Corp.	240,500	18,999,500
CenterPoint Energy, Inc.	198,947	4,579,760
Dominion Energy, Inc.	163,985	12,820,347
NiSource, Inc.	622,255	16,813,330
Public Service Enterprise Group, Inc.	110,689	5,679,453
Sempra Energy	359,052	50,188,289
		109,080,679

TOTAL UTILITIES		621,162,263

TOTAL COMMON STOCKS
(Cost $14,519,461,124)		20,657,365,210

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)(f)	32,084	1,468,164
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	37,800	2,153,082
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,430,762)		3,621,246

Equity Funds - 13.3%
Large Blend Funds - 5.1%
AllianzGI PerformanceFee Structured U.S. Equity Fund Institutional Class	263,513	2,585,062
Fidelity SAI U.S. Large Cap Index Fund (g)	12,691,986	201,167,971
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	37,935,491	881,241,448
PIMCO StocksPLUS Absolute Return Fund Institutional Class	44,542,218	453,885,199

TOTAL LARGE BLEND FUNDS		1,538,879,680

Large Growth Funds - 8.2%
Fidelity Growth Company Fund (g)	3,266,803	68,537,525
Fidelity SAI U.S. Momentum Index Fund (g)	7,638,117	102,809,056
Fidelity SAI U.S. Quality Index Fund (g)	166,358,739	2,277,451,129

TOTAL LARGE GROWTH FUNDS		2,448,797,710

TOTAL EQUITY FUNDS
(Cost $3,328,346,779)		3,987,677,390

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.63% 4/9/20 (i)
(Cost $2,234,317)	2,238,000	2,234,722

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.60% (j)	80,620,686	80,636,810
Fidelity Securities Lending Cash Central Fund 1.60% (j)(k)	66,811,852	66,818,533
Invesco Government & Agency Portfolio Institutional Class 1.49% (l)	210,802,143	210,802,143
TOTAL MONEY MARKET FUNDS
(Cost $358,254,036)		358,257,486
TOTAL INVESTMENT IN SECURITIES - 83.5%
(Cost $18,211,727,018)		25,009,156,054
NET OTHER ASSETS (LIABILITIES) - 16.5%		4,937,727,060
NET ASSETS - 100%		$29,946,883,114

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Equinix, Inc.	Chicago Board Options Exchange	34	$1,947,520	$700.00	6/19/20	$(21,590)
Procter & Gamble Co.	Chicago Board Options Exchange	174	1,970,202	125.00	3/20/20	(10,527)
Procter & Gamble Co.	Chicago Board Options Exchange	174	1,970,202	130.00	3/20/20	(3,219)
United Parcel Service, Inc.	Chicago Board Options Exchange	246	2,226,054	130.00	4/17/20	(2,583)
TOTAL WRITTEN OPTIONS						$(37,919)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	March 2020	$19,329,705	$(1,288,995)	$(1,288,995)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,113,978.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,552,790 or 0.0% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,773,664 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $851,751.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,324,007
Fidelity Securities Lending Cash Central Fund	469,415
Total	$1,793,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$57,616,055	$2,583,439	$--	$2,583,440	$--	$8,338,031	$68,537,525
Fidelity SAI U.S. Large Cap Index Fund	1,207,289,362	1,805,736,498	2,872,458,390	3,800,629	70,031,088	(9,430,587)	201,167,971
Fidelity SAI U.S. Momentum Index Fund	318,762,606	5,598,577	250,000,000	5,598,578	51,316,154	(22,868,281)	102,809,056
Fidelity SAI U.S. Quality Index Fund	2,148,868,718	294,790,238	115,000,000	294,790,255	6,644,514	(57,852,341)	2,277,451,129
Total	$3,732,536,741	$2,108,708,752	$3,237,458,390	$306,772,902	$127,991,756	$(81,813,178)	$2,649,965,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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